NOTES TO CASH FLOWS - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows Explanatory Notes [Abstract]
Interest received	£ 12,652	£ 11,627	£ 6,618
Interest paid	8,292	6,496	2,107
Dividends received	0	0	0
Cash outflow for leases	£ 36	£ 50	£ 28